Investments in associates - Condensed statement of financial position and comprehensive income information of associates (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	₩ 739,764,256	₩ 691,795,333
Liabilities	680,943,223	635,473,468
Operating revenue	74,064,279	61,332,629	₩ 58,815,309
Profit (loss)	4,558,170	4,478,000	4,755,514
Other comprehensive income	(745,665)	844,389	(1,005,775)
Total comprehensive income	3,812,505	5,322,389	₩ 3,749,739
BNP Paribas Cardif Life Insurance
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	2,714,143	2,937,652
Liabilities	2,471,042	2,675,629
Operating revenue	57,764	49,330
Profit (loss)	(22,798)	(17,674)
Other comprehensive income	3,917	54,555
Total comprehensive income	(18,881)	36,881
Shinhan-Neoplux Energy Newbiz Fund
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	52,550	72,503
Liabilities	6,398	1,883
Operating revenue	26,255	10,434
Profit (loss)	1,591	4,802
Other comprehensive income	0	0
Total comprehensive income	1,591	4,802
Shinhan-Albatross Tech Investment Fund
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	17,575	31,296
Liabilities	229	295
Operating revenue	17,168	10,919
Profit (loss)	(1,666)	9,109
Other comprehensive income	0	383
Total comprehensive income	(1,666)	9,492
KCGI-SingA330-A Private Special Asset Investment Trust
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets		19,299
Liabilities		1
Operating revenue		1,579
Profit (loss)		1,578
Other comprehensive income		0
Total comprehensive income		1,578
VOGO Debt Strategy Qualified IV Private
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	18,573
Liabilities	8
Operating revenue	5,810
Profit (loss)	3,229
Other comprehensive income	0
Total comprehensive income	3,229
VOGO DEBT STRATEGY QUALIFIED INV PRIVATE
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets		32,674
Liabilities		15
Operating revenue		4,003
Profit (loss)		1,987
Other comprehensive income		0
Total comprehensive income		1,987
Shinhan -Midas Dong-A Secondary Fund
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets		8,603
Liabilities		0
Operating revenue		0
Profit (loss)		(259)
Other comprehensive income		0
Total comprehensive income		(259)
Shinhan -Midas Dong-A Secondary Fund
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	6,304
Liabilities	0
Operating revenue	868
Profit (loss)	(797)
Other comprehensive income	0
Total comprehensive income	(797)
ShinHan - Soo Young Entrepreneur Investment Fund No.1
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	14,244	20,511
Liabilities	157	252
Operating revenue	30,591	5,702
Profit (loss)	17,828	5,467
Other comprehensive income	0	0
Total comprehensive income	17,828	5,467
Shinhan Praxis K-Growth Global Private Equity Fund
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	26,087	26,097
Liabilities	6	1
Operating revenue	18	5
Profit (loss)	(14)	2
Other comprehensive income	0	0
Total comprehensive income	(14)	2
Kiwoom Milestone Professional Private Real Estate Trust 19
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	0	0
Liabilities	39,013	38,867
Operating revenue	6,701	756
Profit (loss)	3,188	(311)
Other comprehensive income	0	0
Total comprehensive income	3,188	(311)
Shinhan Global Healthcare Fund 1
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	39	39
Liabilities	4,925	3,507
Operating revenue	0	0
Profit (loss)	(1)	(1)
Other comprehensive income	0	0
Total comprehensive income	(1)	(1)
KB NA Hickory Private Special Asset Fund
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	51,721	64,327
Liabilities	5,072	70
Operating revenue	15,337	4,636
Profit (loss)	(1,158)	(9,995)
Other comprehensive income	0	0
Total comprehensive income	(1,158)	(9,995)
Koramco Europe Core Private Placement Real Estate Fund No.2-2
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	17,260	44,606
Liabilities	1,779	1,899
Operating revenue	(1,381)	1,255
Profit (loss)	(10,599)	(2,601)
Other comprehensive income	0	0
Total comprehensive income	(10,599)	(2,601)
Shinhan-Nvestor Liquidity Solution Fund
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	20,841	24,720
Liabilities	270	289
Operating revenue	2,354	173
Profit (loss)	1,236	(342)
Other comprehensive income	0	0
Total comprehensive income	1,236	(342)
Shinhan AIM FoF Fund 1-A
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	39,244	38,571
Liabilities	30	29
Operating revenue	12,872	12,279
Profit (loss)	5,353	4,713
Other comprehensive income	0	0
Total comprehensive income	5,353	4,713
IGIS Global Credit Fund 150-1
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	19,966	17,155
Liabilities	12	12
Operating revenue	5,917	2,224
Profit (loss)	5,008	1,586
Other comprehensive income	0	0
Total comprehensive income	5,008	1,586
Korea Omega Project Fund III
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets		15,709
Liabilities		0
Operating revenue		148
Profit (loss)		95
Other comprehensive income		0
Total comprehensive income		95
Genesis North America Power Company No.1 PEF
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	15,514	15,989
Liabilities	0	1,487
Operating revenue	7,299	2,904
Profit (loss)	7,018	2,523
Other comprehensive income	0	0
Total comprehensive income	7,018	2,523
SH MAIN Professional Investment Type Private Mixed Asset Investment Trust No.3
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	40,375	174,702
Liabilities	81	0
Operating revenue	28,764	42,498
Profit (loss)	28,406	34,779
Other comprehensive income	0	0
Total comprehensive income	28,406	34,779
KOREA FINANCE SECURITY CO., LTD
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	36,984	36,392
Liabilities	13,230	14,629
Operating revenue	46,929	48,995
Profit (loss)	1,991	(1,136)
Other comprehensive income	0	0
Total comprehensive income	1,991	(1,136)
MIEL CO.,LTD
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	423	422
Liabilities	565	565
Operating revenue	0	36
Profit (loss)	0	0
Other comprehensive income	0	0
Total comprehensive income	0	0
AIP Transportation Specialized Privately Placed Fund Trust #1
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	165,492	130,174
Liabilities	885	373
Operating revenue	(88,843)	4,237
Profit (loss)	(152,566)	(38,058)
Other comprehensive income	0	0
Total comprehensive income	(152,566)	(38,058)
Kiwoom-Shinhan Innovation Fund I
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	16,166	16,081
Liabilities	209	373
Operating revenue	469	1,531
Profit (loss)	253	(325)
Other comprehensive income	0	0
Total comprehensive income	253	(325)
Midas Asset Global CRE Debt Private Fund No.6
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets		138,202
Liabilities		1,352
Operating revenue		18,827
Profit (loss)		15,828
Other comprehensive income		0
Total comprehensive income		15,828
Samchully Midstream Private Placement Special Asset Fund 5-4
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	94,792	77,296
Liabilities	30	28
Operating revenue	22,021	15,914
Profit (loss)	9,371	4,186
Other comprehensive income	0	0
Total comprehensive income	9,371	4,186
SH Senior Loan Professional Investment Type Private Mixed Asset Investment Trust No.3
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets		36,283
Liabilities		10
Operating revenue		5,351
Profit (loss)		5,130
Other comprehensive income		0
Total comprehensive income		5,130
NH-Amundi Global Infrastructure Trust 14
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets		62,431
Liabilities		2
Operating revenue		10,567
Profit (loss)		2,796
Other comprehensive income		0
Total comprehensive income		2,796
Vestas Qualified Investors Private Real Estate Fund Investment Trust No.37
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	59,045	58,814
Liabilities	23	38
Operating revenue	11,969	12,899
Profit (loss)	2,925	4,319
Other comprehensive income	0	0
Total comprehensive income	2,925	4,319
Milestone Private Real Estate Fund 3
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	59,637	54,945
Liabilities	0	0
Operating revenue	1,297	5,117
Profit (loss)	(10,711)	(7,989)
Other comprehensive income	0	0
Total comprehensive income	(10,711)	(7,989)
Nomura-Rifa Private Real Estate Investment Trust 31
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	92,219	93,950
Liabilities	71,961	71,946
Operating revenue	43,830	1,882
Profit (loss)	32,959	(192)
Other comprehensive income	0	0
Total comprehensive income	32,959	(192)
SH Senior Loan Professional Investment Type Private Mixed Asset Investment Trust No.2
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	11,845	14,760
Liabilities	6	6
Operating revenue	1,183	17,929
Profit (loss)	1,265	13,371
Other comprehensive income	0	0
Total comprehensive income	1,265	13,371
FuturePlay-Shinhan TechInnovation Fund 1
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	11,855	15,922
Liabilities	285	227
Operating revenue	2,219	2,392
Profit (loss)	(1,648)	1,861
Other comprehensive income	0	0
Total comprehensive income	(1,648)	1,861
Stonebridge Corporate 1st Fund
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	9,016	9,390
Liabilities	1	0
Operating revenue	0	1,262
Profit (loss)	(373)	1,179
Other comprehensive income	0	0
Total comprehensive income	(373)	1,179
Vogo Realty Partners Private Real Estate Fund V
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	49,374	49,968
Liabilities	96	86
Operating revenue	5,403	4,879
Profit (loss)	(6,973)	1,179
Other comprehensive income	0	0
Total comprehensive income	(6,973)	1,179
Korea Credit Bureau
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	153,079	129,155
Liabilities	68,920	54,287
Operating revenue	172,186	160,189
Profit (loss)	9,791	19,880
Other comprehensive income	0	0
Total comprehensive income	9,791	19,880
Goduck Gangil1 PFV Co., Ltd.
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	9,794	209,615
Liabilities	542	192,311
Operating revenue	85,798	340,451
Profit (loss)	6,326	11,493
Other comprehensive income	0	0
Total comprehensive income	6,326	11,493
SBC PFV Co., Ltd
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	1,315,956	472,860
Liabilities	1,125,532	309,802
Operating revenue	4	0
Profit (loss)	(7,622)	(5,733)
Other comprehensive income	0	0
Total comprehensive income	(7,622)	(5,733)
NH-amundi global infra private fund 16
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	72,552	102,499
Liabilities	6,617	1,195
Operating revenue	84,498	291
Profit (loss)	38,998	(10,397)
Other comprehensive income	0	0
Total comprehensive income	38,998	(10,397)
Deutsche Global Professional Investment Type Private Real Estate Investment Trust No. 24
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets		35,359
Liabilities		716
Operating revenue		29,833
Profit (loss)		2,504
Other comprehensive income		0
Total comprehensive income		2,504
Sparklabs-Shinhan Opportunity Fund 1
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	5,505	7,916
Liabilities	0	9
Operating revenue	25	1,834
Profit (loss)	(2,405)	848
Other comprehensive income	0	0
Total comprehensive income	(2,405)	848
IGIS Real-estate Private Investment Trust No.33
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	93,113	91,806
Liabilities	54,852	54,428
Operating revenue	5,709	15,927
Profit (loss)	2,863	2,642
Other comprehensive income	0	0
Total comprehensive income	2,863	2,642
Goduck Gangil10 PFV Co., Ltd.
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	31,122	129,399
Liabilities	144	103,864
Operating revenue	59,353	158,905
Profit (loss)	6,350	9,272
Other comprehensive income	0	0
Total comprehensive income	6,350	9,272
Fidelis Global Private Real Estate Trust No.2
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	748	745
Liabilities	57	52
Operating revenue	(1)	0
Profit (loss)	(2)	(9)
Other comprehensive income	0	0
Total comprehensive income	(2)	(9)
AIP EURO PRIVATE REAL ESTATE TRUST No. 12
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	145,170	170,567
Liabilities	59,302	1,159
Operating revenue	(7,077)	1,097
Profit (loss)	(10,179)	37
Other comprehensive income	0	0
Total comprehensive income	(10,179)	37
Shinhan Global Healthcare Fund 2
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets		31
Liabilities		183
Operating revenue		1
Profit (loss)		(2)
Other comprehensive income		0
Total comprehensive income		(2)
Shinhan AIM Real Estate Fund No.2
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	6,641	90,066
Liabilities	1,461	1,140
Operating revenue	123,427	19,579
Profit (loss)	(89,613)	4,783
Other comprehensive income	0	0
Total comprehensive income	(89,613)	4,783
Shinhan AIM Real Estate Fund No.1
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	14,604	247,193
Liabilities	877	296
Operating revenue	164,469	89,979
Profit (loss)	(245,607)	3,070
Other comprehensive income	0	0
Total comprehensive income	(245,607)	3,070
SH Daegu Green Power Cogeneration System Professional Investment Type Private Special Asset Investment Trust
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	179,396	158,010
Liabilities	52	55
Operating revenue	22,204	18,673
Profit (loss)	25,277	13,942
Other comprehensive income	0	0
Total comprehensive income	25,277	13,942
SH Sangju YC Expressway Professional Investment Type Private Special Asset Investment Trust
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	75,611	69,059
Liabilities	426	361
Operating revenue	11,878	2,753
Profit (loss)	6,489	2,583
Other comprehensive income	0	0
Total comprehensive income	6,489	2,583
SH Global Infrastructure Professional Investment Type Private Special Asset Investment Trust No.7-2
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	22,106	24,554
Liabilities	29	31
Operating revenue	2,581	2,926
Profit (loss)	2,283	750
Other comprehensive income	0	0
Total comprehensive income	2,283	750
Korea Omega-Shinhan Project Fund I
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	38,945	23,261
Liabilities	0	0
Operating revenue	19,657	3,356
Profit (loss)	19,599	3,216
Other comprehensive income	0	0
Total comprehensive income	19,599	3,216
Samsung SRA Real Estate Professional Private 45
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	139,222	128,943
Liabilities	18,119	3,215
Operating revenue	(11,232)	13
Profit (loss)	(11,358)	(44)
Other comprehensive income	0	0
Total comprehensive income	(11,358)	(44)
IBK Global New Renewable Energy Special Asset Professional Private2
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	114,189	111,460
Liabilities	0	36
Operating revenue	(4,160)	16,458
Profit (loss)	(32,244)	(9,724)
Other comprehensive income	0	0
Total comprehensive income	(32,244)	(9,724)
VS Cornerstone Fund
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	8,085	8,094
Liabilities	254	127
Operating revenue	0	0
Profit (loss)	(134)	(133)
Other comprehensive income	0	0
Total comprehensive income	(134)	(133)
NH-Amundi US Infrastructure Private Fund2
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	2,100	114,783
Liabilities	1	45
Operating revenue	107	60,166
Profit (loss)	6,423	8,411
Other comprehensive income	0	0
Total comprehensive income	6,423	8,411
SH Japan Photovoltaic Private Special Asset Investment Trust No.2
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets		7,797
Liabilities		85
Operating revenue		9,439
Profit (loss)		1,137
Other comprehensive income		0
Total comprehensive income		1,137
Kakao-Shinhan 1st TNYT Fund
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	48,793	40,992
Liabilities	96	134
Operating revenue	12,387	77
Profit (loss)	7,840	(3,012)
Other comprehensive income	0	0
Total comprehensive income	7,840	(3,012)
Pacific Private Placement Real Estate Fund No.40
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	145,794	145,871
Liabilities	98,798	98,869
Operating revenue	4,270	4,152
Profit (loss)	3,022	3,031
Other comprehensive income	0	0
Total comprehensive income	3,022	3,031
Mastern Private Real Estate Loan Fund No.2
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	3,977	9,081
Liabilities	14	24
Operating revenue	627	1,049
Profit (loss)	590	989
Other comprehensive income	0	0
Total comprehensive income	590	989
LB Scotland Amazon Fulfillment Center Fund 29
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	29,223	44,187
Liabilities	227	93
Operating revenue	3,917	7,071
Profit (loss)	(16,566)	4,339
Other comprehensive income	0	0
Total comprehensive income	(16,566)	4,339
JR AMC Hungary Budapest Office Fund 16
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	42,031	40,697
Liabilities	1,543	1,742
Operating revenue	858	8,394
Profit (loss)	858	3,081
Other comprehensive income	0	0
Total comprehensive income	858	3,081
EDNCENTRAL Co.,Ltd.
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	122,357	120,947
Liabilities	200,291	163,105
Operating revenue	(35,285)	657
Profit (loss)	(70,591)	(18,592)
Other comprehensive income	0	0
Total comprehensive income	(70,591)	(18,592)
Future-Creation Neoplux Venture Capital Fund
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets		20,097
Liabilities		3,601
Operating revenue		6,093
Profit (loss)		(4,198)
Other comprehensive income		0
Total comprehensive income		(4,198)
Gyeonggi-Neoplux Superman Fund
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	20,711	24,409
Liabilities	1,697	1,174
Operating revenue	716	2,874
Profit (loss)	(4,218)	(1,889)
Other comprehensive income	0	0
Total comprehensive income	(4,218)	(1,889)
NewWave 6th Fund
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	36,572	46,704
Liabilities	878	984
Operating revenue	9,185	5,322
Profit (loss)	(5,276)	585
Other comprehensive income	0	0
Total comprehensive income	(5,276)	585
Neoplux No.3 Private Equity Fund
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	129,055	195,669
Liabilities	7,532	5,877
Operating revenue	1,307	24,125
Profit (loss)	(64,247)	(14,695)
Other comprehensive income	0	0
Total comprehensive income	(64,247)	(14,695)
PCC Amberstone Private Equity Fund I
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	67,099	82,150
Liabilities	0	2,509
Operating revenue	17,359	13,537
Profit (loss)	12,898	4,144
Other comprehensive income	0	0
Total comprehensive income	12,898	4,144
KIAMCO POWERLOAN TRUST 4TH
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	102,831	95,224
Liabilities	13	15
Operating revenue	8,143	8,657
Profit (loss)	12,529	8,193
Other comprehensive income	0	0
Total comprehensive income	12,529	8,193
Mastern Opportunity Seeking Real Estate Fund II
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	25,087	59,113
Liabilities	1,362	0
Operating revenue	12,764	11,061
Profit (loss)	(13,478)	11,043
Other comprehensive income	0	0
Total comprehensive income	(13,478)	11,043
Neoplux Market-Frontier Secondary Fund
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	41,423	53,425
Liabilities	2	597
Operating revenue	13,712	17,711
Profit (loss)	8,889	708
Other comprehensive income	0	0
Total comprehensive income	8,889	708
Harvest Private Equity Fund II
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets		13,718
Liabilities		217
Operating revenue		119
Profit (loss)		(613)
Other comprehensive income		0
Total comprehensive income		(613)
Synergy Green New Deal 1st New Technology Business Investment Fund
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	38,542	36,618
Liabilities	0	0
Operating revenue	2,578	764
Profit (loss)	2,180	(610)
Other comprehensive income	0	0
Total comprehensive income	2,180	(610)
KIAMCO Vietnam Solar Special Asset Private Investment Trust
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	14,267	13,693
Liabilities	62	21
Operating revenue	4,527	2,644
Profit (loss)	1,697	658
Other comprehensive income	0	0
Total comprehensive income	1,697	658
SHINHAN-NEO Core Industrial Technology Fund
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	16,704	27,494
Liabilities	400	123
Operating revenue	21,363	8,970
Profit (loss)	7,522	8,456
Other comprehensive income	0	0
Total comprehensive income	7,522	8,456
SHBNPP Green New Deal Energy Professional Investment Type Private Special Asset Investment Trust No.2
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	72,396	77,888
Liabilities	31	34
Operating revenue	3,173	3,376
Profit (loss)	2,973	2,913
Other comprehensive income	0	0
Total comprehensive income	2,973	2,913
Shinhan Healthcare Fund 2
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	31
Liabilities	183
Operating revenue	1
Profit (loss)	0
Other comprehensive income	0
Total comprehensive income	0
SIMONE Mezzanine Fund No.3
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets		4,179
Liabilities		3
Operating revenue		2,625
Profit (loss)		521
Other comprehensive income		0
Total comprehensive income		521
Eum Private Equity Fund No.7
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	43,608	43,658
Liabilities	4	6
Operating revenue	2,427	632
Profit (loss)	1,857	(19)
Other comprehensive income	0	0
Total comprehensive income	1,857	(19)
Kiwoom Hero No.4 Private Equity Fund
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	19,934	16,580
Liabilities	0	228
Operating revenue	3,624	356
Profit (loss)	4,042	(356)
Other comprehensive income	0	0
Total comprehensive income	4,042	(356)
Vogo Canister Professional Trust Private Fund I
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets		249,535
Liabilities		124,697
Operating revenue		19,630
Profit (loss)		7,122
Other comprehensive income		0
Total comprehensive income		7,122
Timefolio The Venture-V second
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	6,589	28,125
Liabilities	3	135
Operating revenue	2,744	8,764
Profit (loss)	31	8,226
Other comprehensive income	0	0
Total comprehensive income	31	8,226
Shinhan Smilegate Global PEF I
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	27,798	30,053
Liabilities	475	3,305
Operating revenue	(18,714)	14
Profit (loss)	(19,824)	(477)
Other comprehensive income	0	0
Total comprehensive income	(19,824)	(477)
Genesis Eco No.1 PEF
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	38,654	38,676
Liabilities	469	0
Operating revenue	0	1
Profit (loss)	(490)	(686)
Other comprehensive income	0	0
Total comprehensive income	(490)	(686)
SHINHAN-NEO Market-Frontier 2nd Fund
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	65,802	78,108
Liabilities	1,402	1,596
Operating revenue	11,931	4,660
Profit (loss)	691	(14,099)
Other comprehensive income	0	0
Total comprehensive income	691	(14,099)
NH-Synergy Core Industrial New Technology Fund
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets		17,437
Liabilities		0
Operating revenue		1,813
Profit (loss)		168
Other comprehensive income		0
Total comprehensive income		168
J& Moorim Jade Investment Fund
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	21,508	19,829
Liabilities	0	57
Operating revenue	1,862	1,054
Profit (loss)	1,740	1,097
Other comprehensive income	0	0
Total comprehensive income	1,740	1,097
Helios-KDBC Digital Contents 1st
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets		9,785
Liabilities		85
Operating revenue		19
Profit (loss)		1,535
Other comprehensive income		0
Total comprehensive income		1,535
Ulmus SHC innovation investment fund
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	17,910	23,060
Liabilities	0	0
Operating revenue	207	2,967
Profit (loss)	(366)	2,734
Other comprehensive income	0	0
Total comprehensive income	(366)	2,734
T Core Industrial Technology 1st Venture PEF
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	9,541	13,541
Liabilities	23	22
Operating revenue	206	216
Profit (loss)	(2,800)	(874)
Other comprehensive income	0	0
Total comprehensive income	(2,800)	(874)
Fine Value POST IPO No.5 Private Equity Fund
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets		9,441
Liabilities		26
Operating revenue		3,921
Profit (loss)		3,740
Other comprehensive income		0
Total comprehensive income		3,740
TI First Property Private Investment Trust 1
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	7,776	7,773
Liabilities	21	17
Operating revenue	4,139	1,353
Profit (loss)	507	445
Other comprehensive income	0	0
Total comprehensive income	507	445
MPLUS Professional Private Real Estate Fund 25
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets		11,946
Liabilities		6,286
Operating revenue		0
Profit (loss)		(4,495)
Other comprehensive income		0
Total comprehensive income		(4,495)
IBKC Global Contents Investment Fund
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets		19,634
Liabilities		359
Operating revenue		1,127
Profit (loss)		611
Other comprehensive income		0
Total comprehensive income		611
Hanyang-Meritz 1 Fund
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets		13,202
Liabilities		0
Operating revenue		1,093
Profit (loss)		903
Other comprehensive income		0
Total comprehensive income		903
Kiwoom-Shinhan Innovation Fund 2
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	23,991	21,555
Liabilities	129	170
Operating revenue	429	5,952
Profit (loss)	(200)	5,431
Other comprehensive income	0	0
Total comprehensive income	(200)	5,431
ETRI Holdings-Shinhan 1st Unicorn Fund
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	9,391	6,590
Liabilities	0	0
Operating revenue	7	6
Profit (loss)	(197)	(199)
Other comprehensive income	0	0
Total comprehensive income	(197)	(199)
SJ ESG Innovative Growth Fund
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	10,941	14,693
Liabilities	39	0
Operating revenue	1	127
Profit (loss)	(3,791)	4
Other comprehensive income	0	0
Total comprehensive income	(3,791)	4
AVES 1st Corporate Recovery Private Equity Fund
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	6,131	6,331
Liabilities	194	72
Operating revenue	0	0
Profit (loss)	(321)	(380)
Other comprehensive income	0	0
Total comprehensive income	(321)	(380)
JS Shinhan Private Equity Fund
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	165,748	123,099
Liabilities	1	0
Operating revenue	(39,164)	8
Profit (loss)	(40,720)	(1,470)
Other comprehensive income	0	0
Total comprehensive income	(40,720)	(1,470)
Daishin Newgen New Technology Investment Fund 1st
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets		12,044
Liabilities		25
Operating revenue		907
Profit (loss)		747
Other comprehensive income		0
Total comprehensive income		747
META ESG Private Equity Fund I
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	20,742	21,063
Liabilities	0	0
Operating revenue	23	31
Profit (loss)	(321)	(314)
Other comprehensive income	0	0
Total comprehensive income	(321)	(314)
PHAROS DK FUND
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets		10,179
Liabilities		21
Operating revenue		838
Profit (loss)		165
Other comprehensive income		0
Total comprehensive income		165
Shinhan VC tomorrow venture fund 1
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	180,741	114,834
Liabilities	2,474	730
Operating revenue	19,038	3,462
Profit (loss)	(467)	147
Other comprehensive income	0	0
Total comprehensive income	(467)	147
H-IOTA Fund
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	38,306	38,721
Liabilities	517	338
Operating revenue	10,346	966
Profit (loss)	10,044	564
Other comprehensive income	0	0
Total comprehensive income	10,044	564
Stonebridge-Shinhan Unicorn Secondary Fund
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	52,230	28,551
Liabilities	0	0
Operating revenue	71	3
Profit (loss)	(6)	(6,069)
Other comprehensive income	0	0
Total comprehensive income	(6)	(6,069)
Tres-Yujin Trust
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	26,264	20,820
Liabilities	202	102
Operating revenue	5,347	712
Profit (loss)	5,344	710
Other comprehensive income	0	0
Total comprehensive income	5,344	710
Shinhan-Time mezzanine blind Fund
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	32,851	28,243
Liabilities	0	0
Operating revenue	4,901	2,237
Profit (loss)	4,613	1,617
Other comprehensive income	0	0
Total comprehensive income	4,613	1,617
Capstone REITs No.26
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	51,536	46,661
Liabilities	40,798	35,161
Operating revenue	914	9,371
Profit (loss)	(761)	4,395
Other comprehensive income	0	0
Total comprehensive income	(761)	4,395
JB Incheon-Bucheon REITS No.54
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	12,639	12,667
Liabilities	5	5
Operating revenue	0	0
Profit (loss)	(29)	(27)
Other comprehensive income	0	0
Total comprehensive income	(29)	(27)
Hankook Smart Real Asset Investment Trust No.3
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	18,083	23,032
Liabilities	66	26
Operating revenue	0	2,052
Profit (loss)	(4,986)	2,026
Other comprehensive income	0	0
Total comprehensive income	(4,986)	2,026
JB Hwaseong-Hadong REITs No.53
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	16,034	16,065
Liabilities	5	5
Operating revenue	0	1
Profit (loss)	(29)	(27)
Other comprehensive income	0	0
Total comprehensive income	(29)	(27)
KB Oaktree Trust No.3
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	29,674	26,012
Liabilities	9	8
Operating revenue	7,074	6,097
Profit (loss)	2,749	2,502
Other comprehensive income	0	0
Total comprehensive income	2,749	2,502
Daehan No.36 Office Asset Management Company
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets		153,846
Liabilities		107,055
Operating revenue		6,232
Profit (loss)		882
Other comprehensive income		0
Total comprehensive income		882
Rhinos Premier Mezzanine Private Investment Fund No.1
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets		10,965
Liabilities		20
Operating revenue		98
Profit (loss)		83
Other comprehensive income		0
Total comprehensive income		83
SH Real Estate Loan Investment Type Private Real Estate Investment Trust No.2
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	177,733	211,192
Liabilities	143	59
Operating revenue	12,600	11,320
Profit (loss)	9,210	6,949
Other comprehensive income	0	0
Total comprehensive income	9,210	6,949
Shinhan JigaeNamsan Road Private Special Asset Investment Trust
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	159,621	166,822
Liabilities	83	84
Operating revenue	6,948	8,934
Profit (loss)	(2,604)	3,328
Other comprehensive income	0	0
Total comprehensive income	(2,604)	3,328
SKS-Yozma Fund No.1
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets		12,315
Liabilities		740
Operating revenue		4,529
Profit (loss)		3,337
Other comprehensive income		0
Total comprehensive income		3,337
KDBC-Midas Dong-A Global contents Fund
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	11,416	18,500
Liabilities	62	62
Operating revenue	4	71
Profit (loss)	(7,080)	45
Other comprehensive income	0	0
Total comprehensive income	(7,080)	45
KB Distribution Private Real Estate 3-1
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	64,261	69,558
Liabilities	50	289
Operating revenue	5,118	67
Profit (loss)	5,118	42
Other comprehensive income	0	0
Total comprehensive income	5,118	42
Pacific Private Investment Trust No.49-1
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	40,988	40,024
Liabilities	5,671	5,491
Operating revenue	(1,819)	0
Profit (loss)	(2,852)	(437)
Other comprehensive income	0	0
Total comprehensive income	(2,852)	(437)
KIWOOM Real estate private placement fund for normal investors No. 31
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	13,403	14,278
Liabilities	17	14
Operating revenue	1,669	0
Profit (loss)	1,604	(16)
Other comprehensive income	0	0
Total comprehensive income	1,604	(16)
RIFA Real estate private placement fund for normal investoes No. 51
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	13,461	14,358
Liabilities	33	29
Operating revenue	153	1
Profit (loss)	140	(16)
Other comprehensive income	0	0
Total comprehensive income	140	(16)
Fivetree general private equity fund No.15
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets		25,184
Liabilities		29
Operating revenue		817
Profit (loss)		788
Other comprehensive income		0
Total comprehensive income		788
Shinhan-Kunicorn first Fund
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	24,603	25,126
Liabilities	7	0
Operating revenue	7	9
Profit (loss)	(527)	(534)
Other comprehensive income	0	0
Total comprehensive income	(527)	(534)
Shinhan-Quantum Startup Fund
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	11,519	8,105
Liabilities	0	0
Operating revenue	61	40
Profit (loss)	(246)	(270)
Other comprehensive income	0	0
Total comprehensive income	(246)	(270)
Shinhan Simone Fund I
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	8,901	12,582
Liabilities	3	4
Operating revenue	206	311
Profit (loss)	(1,098)	107
Other comprehensive income	0	0
Total comprehensive income	(1,098)	107
Korea Investment develop seed Trust No.1
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	25,407	24,168
Liabilities	45	338
Operating revenue	3,987	582
Profit (loss)	3,881	478
Other comprehensive income	0	0
Total comprehensive income	3,881	478
Tiger Green alpha Trust No.29
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	31,545	30,054
Liabilities	53	51
Operating revenue	2,345	2,634
Profit (loss)	2,187	2,473
Other comprehensive income	0	0
Total comprehensive income	2,187	2,473
STIC ALT Global II Private Equity Fund
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	45,398	43,848
Liabilities	129	130
Operating revenue	3,073	5
Profit (loss)	2,548	(630)
Other comprehensive income	0	0
Total comprehensive income	2,548	(630)
NH-Brain EV Fund
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets		44,499
Liabilities		0
Operating revenue		4
Profit (loss)		(1,868)
Other comprehensive income		0
Total comprehensive income		(1,868)
DDI LVC Master Real Estate Investment Trust Co., Ltd.
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	38,594	43,817
Liabilities	8	8
Operating revenue	(60)	0
Profit (loss)	(5,340)	(1,809)
Other comprehensive income	0	0
Total comprehensive income	(5,340)	(1,809)
Leverent-Frontier 4th Venture PEF
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	8,758	13,792
Liabilities	75	0
Operating revenue	0	1,530
Profit (loss)	(5,109)	1,380
Other comprehensive income	0	0
Total comprehensive income	(5,109)	1,380
Find-Green New Deal 2nd Equity Fund
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	19,201	19,779
Liabilities	47	0
Operating revenue	28	2
Profit (loss)	(625)	(190)
Other comprehensive income	0	0
Total comprehensive income	(625)	(190)
ShinhanFitrin 1st Technology Business Investment Association
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	26,243	28,025
Liabilities	68	73
Operating revenue	2,869	3,160
Profit (loss)	2,445	2,758
Other comprehensive income	0	0
Total comprehensive income	2,445	2,758
Koramco Private Real Estate Fund 143
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	22,055	22,026
Liabilities	44	23
Operating revenue	15	11
Profit (loss)	7	2
Other comprehensive income	0	0
Total comprehensive income	7	2
Korea Investment Top Mezzanine Private Real Esate Trust No.1
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	44,605	45,815
Liabilities	165	740
Operating revenue	3,876	5,900
Profit (loss)	3,845	5,849
Other comprehensive income	0	0
Total comprehensive income	3,845	5,849
LB YoungNam Logistics Private Trust No.40
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	38,510	39,139
Liabilities	10	10
Operating revenue	1,794	2,561
Profit (loss)	1,771	2,538
Other comprehensive income	0	0
Total comprehensive income	1,771	2,538
Shinhan-Cognitive Start-up Fund L.P.
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	12,844	16,518
Liabilities	0	254
Operating revenue	4,046	2,557
Profit (loss)	2,657	2,197
Other comprehensive income	0	0
Total comprehensive income	2,657	2,197
Cornerstone J&M Fund I
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	12,849	13,129
Liabilities	47	47
Operating revenue	1	3
Profit (loss)	(278)	(274)
Other comprehensive income	0	0
Total comprehensive income	(278)	(274)
Logisvalley Shinhan REIT Co.,Ltd.
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	78,877	78,925
Liabilities	55,563	56,307
Operating revenue	3,872	4,840
Profit (loss)	(1,031)	(1,017)
Other comprehensive income	0	0
Total comprehensive income	(1,031)	(1,017)
DA Value-Honest New Technology Investment Fund 1
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets		17,329
Liabilities		0
Operating revenue		10,911
Profit (loss)		10,910
Other comprehensive income		0
Total comprehensive income		10,910
Shinhan-Ji and Tec Smart Innovation Fund
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	26,008	19,954
Liabilities	0	0
Operating revenue	1,395	21
Profit (loss)	984	(820)
Other comprehensive income	0	0
Total comprehensive income	984	(820)
Shinhan-Gene and New Normal First Mover Venture Investment Equity Fund 1st
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	13,899	14,318
Liabilities	383	382
Operating revenue	8	6
Profit (loss)	(420)	(416)
Other comprehensive income	0	0
Total comprehensive income	(420)	(416)
Korea Investment Green Newdeal Infra Trust No.1
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	57,567	36,689
Liabilities	25	21
Operating revenue	0	52
Profit (loss)	(441)	21
Other comprehensive income	0	0
Total comprehensive income	(441)	21
BTS 2nd Private Equity Fund
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	39,434	25,136
Liabilities	359	742
Operating revenue	527	101
Profit (loss)	81	(1,116)
Other comprehensive income	0	0
Total comprehensive income	81	(1,116)
Shinhan Global Active REIT Co.Ltd
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets		191,211
Liabilities		97,944
Operating revenue		0
Profit (loss)		(766)
Other comprehensive income		0
Total comprehensive income		(766)
NH-J&-IBKC Label Technology Fund
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	35,111	35,347
Liabilities	425	294
Operating revenue	6	13
Profit (loss)	(363)	(428)
Other comprehensive income	0	0
Total comprehensive income	(363)	(428)
Hanyang Time Mezzanine Fund
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	8,790	10,543
Liabilities	0	0
Operating revenue	270	127
Profit (loss)	(703)	43
Other comprehensive income	0	0
Total comprehensive income	(703)	43
Shinhan-isquare Venture PEF 1
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	10,655	10,741
Liabilities	63	25
Operating revenue	0	3
Profit (loss)	(372)	(528)
Other comprehensive income	0	0
Total comprehensive income	(372)	(528)
Capstone Develop Frontier Trust
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	37,644	35,305
Liabilities	81	83
Operating revenue	4,987	5,942
Profit (loss)	4,906	5,859
Other comprehensive income	0	0
Total comprehensive income	4,906	5,859
Nextrade Co., Ltd.
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	123,829	140,424
Liabilities	2,579	19,174
Operating revenue	(12,517)	6,626
Profit (loss)	(34,855)	(8,432)
Other comprehensive income	0	0
Total comprehensive income	(34,855)	(8,432)
SH 1.5years Maturity Investment Type Security Investment Trust No.2
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets		17,814
Liabilities		1,200
Operating revenue		908
Profit (loss)		798
Other comprehensive income		0
Total comprehensive income		798
Eventus-IBKC LIB Fund
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets		30,326
Liabilities		8
Operating revenue		3,215
Profit (loss)		2,729
Other comprehensive income		0
Total comprehensive income		2,729
IBKC-Behigh Fund 1st
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	10,629	10,829
Liabilities	0	0
Operating revenue	26	31
Profit (loss)	(198)	(165)
Other comprehensive income	0	0
Total comprehensive income	(198)	(165)
ON No.1 Private Equity Fund
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	19,991	18,625
Liabilities	0	0
Operating revenue	1,628	125
Profit (loss)	1,369	(144)
Other comprehensive income	0	0
Total comprehensive income	1,369	(144)
Digital New Deal Kappa Private Equity Fund
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	19,178	19,576
Liabilities	0	0
Operating revenue	0	1
Profit (loss)	(396)	(408)
Other comprehensive income	0	0
Total comprehensive income	(396)	(408)
IBKCJS New Technology Fund No.1
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	8,901	20,842
Liabilities	0	0
Operating revenue	2,523	4,123
Profit (loss)	(3,720)	3,842
Other comprehensive income	0	0
Total comprehensive income	(3,720)	3,842
SH BNCT Professional Investment Type Private Special Asset Investment Trust
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	311,321	337,617
Liabilities	0	0
Operating revenue	3,086	32,744
Profit (loss)	17,396	19,052
Other comprehensive income	0	0
Total comprehensive income	17,396	19,052
DS-Shinhan-JBWoori New Media New Technology Investment Fund No.1
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	46,301	47,055
Liabilities	0	0
Operating revenue	9	3
Profit (loss)	(753)	(945)
Other comprehensive income	0	0
Total comprehensive income	(753)	(945)
VOGO Debt Strategy General Private Real Estate Investment Trust No. 18
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	39,658	42,082
Liabilities	24	35
Operating revenue	9,617	5,917
Profit (loss)	5,184	3,496
Other comprehensive income	0	0
Total comprehensive income	5,184	3,496
Koramco IPO LEITS Mezzanine General Private Investment Trust No. 38
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	4,390	4,248
Liabilities	19	19
Operating revenue	244	247
Profit (loss)	224	228
Other comprehensive income	0	0
Total comprehensive income	224	228
TogetherKorea Private Investment Trust No. 6
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	5,425	5,273
Liabilities	1	1
Operating revenue	150	223
Profit (loss)	147	218
Other comprehensive income	0	0
Total comprehensive income	147	218
TogetherKorea Private Investment Trust No. 7
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	5,425	5,273
Liabilities	1	1
Operating revenue	150	223
Profit (loss)	147	218
Other comprehensive income	0	0
Total comprehensive income	147	218
Kiwoom Core Industrial Technology Investment Fund No.3
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	12,139	12,058
Liabilities	0	29
Operating revenue	239	592
Profit (loss)	112	518
Other comprehensive income	0	0
Total comprehensive income	112	518
Penture K-Content Investment Fund
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	57,553	25,938
Liabilities	337	338
Operating revenue	505	196
Profit (loss)	(1,532)	(1,721)
Other comprehensive income	0	0
Total comprehensive income	(1,532)	(1,721)
2023 Shinhan-JB Woori-Daeshin Listed Companies New Technology Fund
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	45,013	26,684
Liabilities	119	121
Operating revenue	43	785
Profit (loss)	(3,047)	438
Other comprehensive income	0	0
Total comprehensive income	(3,047)	438
Hana Alternative Investment Kosmes PCBO General PEF No. 1
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	13,852	13,806
Liabilities	15	15
Operating revenue	1,524	1,007
Profit (loss)	1,469	992
Other comprehensive income	0	0
Total comprehensive income	1,469	992
Shinhan-timefolio Bio Development Investment Fund
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	24,659	12,420
Liabilities	464	170
Operating revenue	32	23
Profit (loss)	(458)	(150)
Other comprehensive income	0	0
Total comprehensive income	(458)	(150)
Shinhan M&A-ESG Fund
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	27,661	18,154
Liabilities	1	285
Operating revenue	137	31
Profit (loss)	(1,245)	(791)
Other comprehensive income	0	0
Total comprehensive income	(1,245)	(791)
Shinhan SM Office Value Add – Outsource Management Real Estate Investment Co., Ltd.
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	103,444	37,231
Liabilities	37,314	41
Operating revenue	21,731	3,710
Profit (loss)	5,701	3,548
Other comprehensive income	0	0
Total comprehensive income	5,701	3,548
KDBC meta-enter New Technology investment fund
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	24,375	24,889
Liabilities	2	2
Operating revenue	1	0
Profit (loss)	(513)	(215)
Other comprehensive income	0	0
Total comprehensive income	(513)	(215)
Shinhan Time Secondary Blind New Technology Investment Trust
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	9,762	10,009
Liabilities	0	0
Operating revenue	133	50
Profit (loss)	(246)	9
Other comprehensive income	0	0
Total comprehensive income	(246)	9
Shinhan DS Secondary Investment Fund
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	5,047	18,709
Liabilities	152	15
Operating revenue	(653)	14,179
Profit (loss)	(9,219)	14,156
Other comprehensive income	0	0
Total comprehensive income	(9,219)	14,156
Shinhan-openwater pre-IPO Investment Trust 1
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	11,337	9,947
Liabilities	5	0
Operating revenue	1,873	2
Profit (loss)	1,386	(55)
Other comprehensive income	0	0
Total comprehensive income	1,386	(55)
Shinhan-Eco Venture Fund 2nd
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	9,935	9,067
Liabilities	42	42
Operating revenue	0	1
Profit (loss)	(257)	(100)
Other comprehensive income	0	0
Total comprehensive income	(257)	(100)
Heungkuk-Shinhan the1st Visionary Technology Investment Trust no. 1
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	16,243	7,885
Liabilities	0	0
Operating revenue	835	65
Profit (loss)	358	(115)
Other comprehensive income	0	0
Total comprehensive income	358	(115)
Hantoo Shinhan Lake K-beauty Technology Investment Trust
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	44,701	43,417
Liabilities	0	0
Operating revenue	1,878	1
Profit (loss)	1,284	(133)
Other comprehensive income	0	0
Total comprehensive income	1,284	(133)
Shinhan HB Wellness 1st Investment Trust
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	10,971	10,285
Liabilities	0	0
Operating revenue	808	17
Profit (loss)	688	(17)
Other comprehensive income	0	0
Total comprehensive income	688	(17)
Korea real Asset Fund No.3
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	58,401	32,625
Liabilities	468	20
Operating revenue	0	170
Profit (loss)	(2,198)	(193)
Other comprehensive income	0	0
Total comprehensive income	(2,198)	(193)
Igis Yongsan Office General PE Real Estate Inv. Trust No. 518
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	271,916	278,662
Liabilities	206,529	205,204
Operating revenue	16,409	3,943
Profit (loss)	(614)	(650)
Other comprehensive income	0	0
Total comprehensive income	(614)	(650)
Samsung-dunamu Innovative IT Technology Investment Trust No. 1
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	16,313	20,175
Liabilities	0	444
Operating revenue	11	2,875
Profit (loss)	(3,419)	2,331
Other comprehensive income	0	0
Total comprehensive income	(3,419)	2,331
Time Robotics New Technology Investment Trust
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	12,651	13,284
Liabilities	0	0
Operating revenue	240	0
Profit (loss)	40	(114)
Other comprehensive income	0	0
Total comprehensive income	40	(114)
Ascent-welcome Tehcnology Investment Trust No.2
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	30,597	31,722
Liabilities	0	0
Operating revenue	16	2
Profit (loss)	(1,125)	(828)
Other comprehensive income	0	0
Total comprehensive income	(1,125)	(828)
Igis General PE Real Estate Investment Trust 517-1
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	57,074	54,015
Liabilities	346	289
Operating revenue	11	0
Profit (loss)	(1,983)	(274)
Other comprehensive income	0	0
Total comprehensive income	(1,983)	(274)
Consus Osansegyo No.2
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	16,024	16,209
Liabilities	6	0
Operating revenue	284	24
Profit (loss)	282	22
Other comprehensive income	0	0
Total comprehensive income	282	22
Mastern General Private Real Estate Investment Trust No.189(Type 1 Beneficiary Securities)
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets		123,657
Liabilities		99,729
Operating revenue		1,285
Profit (loss)		(2,073)
Other comprehensive income		0
Total comprehensive income		(2,073)
Shinhan AIM Private Fund of Fund 9-B
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	147,033	96,124
Liabilities	70	51
Operating revenue	25,619	9,992
Profit (loss)	11,888	3,928
Other comprehensive income	0	0
Total comprehensive income	11,888	3,928
Shinhan General Private Real Estate Investment Trust No.3
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	130,731	38,175
Liabilities	2,057	410
Operating revenue	5,557	591
Profit (loss)	(491)	564
Other comprehensive income	0	0
Total comprehensive income	(491)	564
NH Absolute Project L General Private Investment Trust
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets		18,863
Liabilities		65
Operating revenue		7
Profit (loss)		1,556
Other comprehensive income		0
Total comprehensive income		1,556
Paros Kosdaq Venture General Private Investment Trust No. 5
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	23,074	8,998
Liabilities	0	3
Operating revenue	916	5
Profit (loss)	2,087	(9)
Other comprehensive income	0	0
Total comprehensive income	2,087	(9)
Happy Pet Life Care New Technology Investment Association No.2
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	9,997	11,868
Liabilities	0	347
Operating revenue	0	1,868
Profit (loss)	(1,523)	1,520
Other comprehensive income	0	0
Total comprehensive income	(1,523)	1,520
Shinhan-Soo Secondary Investment Association
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	21,567	6,764
Liabilities	0	0
Operating revenue	77	0
Profit (loss)	(982)	(1)
Other comprehensive income	0	0
Total comprehensive income	(982)	₩ (1)
MK Ventures-K Clavis Growth Capital Venture Fund 1
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	10
Liabilities	0
Operating revenue	151
Profit (loss)	146
Other comprehensive income	0
Total comprehensive income	146
AJ-KOSNET Semicon One Venture Fund
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	14,576
Liabilities	122
Operating revenue	1,827
Profit (loss)	1,613
Other comprehensive income	0
Total comprehensive income	1,613
Reverent-Shinhan Vista Fund
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	25,415
Liabilities	0
Operating revenue	6,002
Profit (loss)	5,629
Other comprehensive income	0
Total comprehensive income	5,629
Shinhan-Sneak Peek Bio&Healthcare Bounce Back Fund
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	7,831
Liabilities	0
Operating revenue	815
Profit (loss)	810
Other comprehensive income	0
Total comprehensive income	810
Aurum Goldrush ESG Private Fund No. 1
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	10,629
Liabilities	16
Operating revenue	332
Profit (loss)	316
Other comprehensive income	0
Total comprehensive income	316
Shinhan-CJ TechInnovation Fund 1st
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	11,488
Liabilities	0
Operating revenue	66
Profit (loss)	(422)
Other comprehensive income	0
Total comprehensive income	(422)
PineStreet Global Corporate FoF XIII-2 (NC XI)
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	3,748
Liabilities	5
Operating revenue	173
Profit (loss)	(47)
Other comprehensive income	0
Total comprehensive income	(47)
Newmain I funds [Member]
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	25,757
Liabilities	3
Operating revenue	25,313
Profit (loss)	20,278
Other comprehensive income	0
Total comprehensive income	20,278
SH Ulmus M.P.E. Innovative Venture Fund 7
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	10,612
Liabilities	0
Operating revenue	250
Profit (loss)	112
Other comprehensive income	0
Total comprehensive income	112
TECHFIN RATINGS Co., Ltd.
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	32,223
Liabilities	4,000
Operating revenue	170
Profit (loss)	(3,089)
Other comprehensive income	0
Total comprehensive income	(3,089)
SONGPA BIZ CLUSTER PFV CO LTD
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	909,499
Liabilities	860,724
Operating revenue	0
Profit (loss)	(1,225)
Other comprehensive income	0
Total comprehensive income	(1,225)
Planeta PTE LTD
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	36,088
Liabilities	2,061
Operating revenue	1,677
Profit (loss)	3,354
Other comprehensive income	0
Total comprehensive income	3,354
The E&Shinhan New Growth Up Fund
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	7,035
Liabilities	0
Operating revenue	16
Profit (loss)	(163)
Other comprehensive income	0
Total comprehensive income	(163)
Shinhan-GB FutureFlow Fund L.P.
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	8,951
Liabilities	99
Operating revenue	(98)
Profit (loss)	(801)
Other comprehensive income	0
Total comprehensive income	(801)
Credila Financial Services
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	6,597,497
Liabilities	5,362,148
Operating revenue	188,931
Profit (loss)	36,768
Other comprehensive income	0
Total comprehensive income	36,768
Shinhan Market-Frontier Fund III
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	29,058
Liabilities	0
Operating revenue	89
Profit (loss)	(940)
Other comprehensive income	0
Total comprehensive income	(940)
DB IPO HighYield Fund 1
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	14,974
Liabilities	0
Operating revenue	970
Profit (loss)	846
Other comprehensive income	0
Total comprehensive income	846
Exponential SQUARE Private Investment Trust No.1
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	10,233
Liabilities	18
Operating revenue	3,365
Profit (loss)	220
Other comprehensive income	0
Total comprehensive income	220
Fine North America Credit Private Mixed Asset Investment Trust 22
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	8,610
Liabilities	769
Operating revenue	1,062
Profit (loss)	401
Other comprehensive income	0
Total comprehensive income	401
IGIS Private Real Estate Investment No.454
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	14,022
Liabilities	12
Operating revenue	95
Profit (loss)	81
Other comprehensive income	0
Total comprehensive income	81
IGIS Private Real Estate Investment No.462
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	6,445
Liabilities	39
Operating revenue	223
Profit (loss)	176
Other comprehensive income	0
Total comprehensive income	176
BNW Recharge Private Equity Fund
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	33,918
Liabilities	133
Operating revenue	2,050
Profit (loss)	1,755
Other comprehensive income	0
Total comprehensive income	1,755
United Partners Realasset Fund No.14
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	30,026
Liabilities	32
Operating revenue	206
Profit (loss)	(6)
Other comprehensive income	0
Total comprehensive income	(6)
Shinhan Securities HIFI Bond SafeR 2Y Private Fund No.12
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	1,758,651
Liabilities	1,399,238
Operating revenue	78,021
Profit (loss)	30,627
Other comprehensive income	0
Total comprehensive income	30,627
Shinhan Securities HIFI Bond SafeR 2Y Private Fund No.13
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	1,186,406
Liabilities	945,673
Operating revenue	50,564
Profit (loss)	19,152
Other comprehensive income	0
Total comprehensive income	19,152
Shinhan Securities HIFI Bond SafeR 2Y Private Fund No.14
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	1,086,016
Liabilities	811,622
Operating revenue	37,721
Profit (loss)	19,563
Other comprehensive income	0
Total comprehensive income	19,563
Shinhan Securities HIFI Bond SafeR 2Y Private Fund No.15
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	1,085,298
Liabilities	810,379
Operating revenue	36,610
Profit (loss)	18,667
Other comprehensive income	0
Total comprehensive income	18,667
Shinhan Securities HIFI Bond SafeR 2Y Private Fund No.16
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	1,084,569
Liabilities	818,607
Operating revenue	42,410
Profit (loss)	24,595
Other comprehensive income	0
Total comprehensive income	24,595
Shinhan Securities HIFI Bond SafeR 2Y Private Fund No.17
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	525,649
Liabilities	418,113
Operating revenue	2,206
Profit (loss)	(155)
Other comprehensive income	0
Total comprehensive income	(155)
Shinhan Securities HIFI Bond SafeR 2Y Private Fund No.18
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	1,045,465
Liabilities	826,940
Operating revenue	(1,922)
Profit (loss)	(4,905)
Other comprehensive income	0
Total comprehensive income	(4,905)
Shinhan Securities HIFI Bond SafeR 2Y Private Fund No.19
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	523,914
Liabilities	422,896
Operating revenue	5,962
Profit (loss)	5,122
Other comprehensive income	0
Total comprehensive income	5,122
SH US Buyback&High Dividend Security Feeder Investment Trust(H)[Equity]
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	18,870
Liabilities	109
Operating revenue	7,131
Profit (loss)	3,895
Other comprehensive income	0
Total comprehensive income	₩ 3,895